SCHEDULE OF ESTIMATED USEFUL LIVES OF RELATED ASSETS (Details)	Dec. 31, 2024
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leasehold Improvements [Member]
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	5 years
Capital Lease [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	1 year
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful lives	3 years